Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table sets forth a summ
a
ry of changes in the fair value of the Company’s Notes for which fair value is determined by Level 3 inputs:

Convertible Notes

Value as of December 31, 2020	$—
Issuance of convertible notes	750,000
Change in fair value of convertible notes	76,738
Settlement into convertible preferred stock	(826,738)

Value as of December 31, 2021	$—